INCOME TAXES (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Income Taxes 1	35.00%
Income Taxes 2	21.00%
Income Taxes 3	21.00%
Income Taxes 4	$ 6,380